Horizon Kinetics Medical ETF
Schedule of Investments
September 30, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS — 97.6%
Cosmetics & Toiletries — 0.7%
Haleon PLC (a) - ADR	14,673	$122,226

Diagnostic Equipment — 0.5%
Pacific Biosciences of California, Inc. (b)	12,000	100,200

Medical Imaging Systems — 0.4%
GE HealthCare Technologies, Inc.	1,000	68,040

Medical-Biomedical/Genetics — 36.5% (c)
2seventy bio, Inc. (b)	18,000	70,560
Allogene Therapeutics, Inc. (b)	20,000	63,400
Alnylam Pharmaceuticals, Inc. (b)	3,000	531,300
Amgen, Inc.	3,500	940,660
Beam Therapeutics, Inc. (b)	10,000	240,500
Bicycle Therapeutics PLC (a)(b) - ADR	15,000	301,350
Biogen, Inc. (b)	3,250	835,282
Bluebird Bio, Inc. (b)	38,000	115,520
CRISPR Therapeutics AG (a)(b)	11,000	499,290
Editas Medicine, Inc. (b)	33,000	257,400
Gilead Sciences, Inc.	9,000	674,460
Immune Pharmaceuticals, Inc. (a)(d)(e)	1	–
Intellia Therapeutics, Inc. (b)	15,000	474,300
Ionis Pharmaceuticals, Inc. (a)(f)	13,000	589,680
Lantern Pharma, Inc. (b)	30,000	102,300
Rain Oncology, Inc. (b)	25,000	21,545
Regeneron Pharmaceuticals, Inc. (b)	750	617,220
Replimune Group, Inc. (b)	15,000	256,650
Salarius Pharmaceuticals, Inc. (b)	32,400	21,446
		6,612,863
Medical-Drugs — 59.3% (c)
AbbVie, Inc.	8,000	1,192,480
Alkermes PLC (a)(b)	24,000	672,240
AstraZeneca PLC (a) - ADR	13,000	880,360
Bristol-Myers Squibb Co.	18,500	1,073,740
Eli Lilly & Co.	3,500	1,879,955
Galectin Therapeutics, Inc. (b)	56,000	107,520
GSK PLC (a) - ADR	11,738	425,502
Johnson & Johnson	6,000	934,500
Merck & Co., Inc.	7,000	720,650
Novartis AG (b)(f) - ADR	10,000	1,018,600
Organon & Co.	8,400	145,824
Pfizer, Inc.	27,000	895,590
Sanofi (a) - ADR	13,000	697,320
Vanda Pharmaceuticals, Inc. (b)	27,000	116,640
		10,760,921
Medical-Generic Drugs — 0.2%
Viatris, Inc.	3,722	36,699

TOTAL COMMON STOCKS (Cost $12,089,420)		17,700,949

SHORT-TERM INVESTMENTS — 2.3%
Deposit Accounts — 2.3%
U.S. Bank Money Market Deposit Account, 5.28% (g)	405,557	405,557
TOTAL SHORT-TERM INVESTMENTS (Cost $405,557)		405,557

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.9%
U.S. Bank Money Market Deposit Account, 5.28% (g)	1,615,446	1,615,446
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,615,446)		1,615,446

TOTAL INVESTMENTS (Cost $14,110,423) — 108.8%		19,721,952
Other assets and liabilities, net — (8.8)%		(1,588,007)
NET ASSETS — 100.0%		$18,133,945

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
PLC - Public Limited Company
(a) Foreign issued security, or represents a foreign issued security.
(b) Non-income producing security.
(c) To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(d) Security has been deemed illiquid according to the Fund’s liquidity guidelines. The value of this security totals $0, which represents 0.00% of total net assets.
(e) Value determined based on estimated fair value. The value of this security totals $0, which represents 0.00% of total net assets.
(f) All or a portion of this security is on loan as of September 30, 2023. The market value of securities out on loan is $1,557,361.
(g) The rate shown is the seven-day yield at period end.

COUNTRY	Percentage of Net Assets
United States	72.2%
Britain	9.5%	*
Switzerland	8.4%
France	3.9%
Ireland	3.7%
Total Country	97.7%
SHORT-TERM INVESTMENTS	2.2%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	8.9%
TOTAL INVESTMENTS	108.8%
Other assets and liabilities, net	-8.8%
NET ASSETS	100.0%

* To the extent the Fund invests more heavily in particular countries, its performance will be especially sensitive to developments that significantly affect those countries.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$17,700,949	$-	$-	$17,700,949
Deposit Accounts	405,557	-	-	405,557
Investments Purchased With Proceeds From Securities Lending	1,615,446	-	-	1,615,446
Total Investments - Assets	$19,721,952	$-	$-	$19,721,952

* See the Schedule of Investments for industry classifications.